UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-07414

              The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

              107 South Fair Oaks Boulevard, Suite 315, Pasadena, CA 91105

(Address of principal executive offices)               (Zip code)

              Emile Molineaux

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         626-844-1440

Date of fiscal year end:  3/31

Date of reporting period:6/30/05

Item 1.  Schedule of Investments.

The Santa Barbara Group of Mutual Funds
Bender Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2005

		Market
Security	Shares	Value
COMMON STOCK - 99.16%
Commercial Services - 1.07%
Paychex, Inc.	9,220	$ 300,019

Communications - 12.97%
Broadcom Corp., Class A*	40,000	1,420,400
Cisco Systems, Inc. *	46,408	886,857
QUALCOMM, Inc.	40,200	1,327,002
		3,634,259
Computer Services - 21.31%
Check Point Software Technologies Ltd. *	59,240	1,172,952
Cognizant Technology Solutions Corp. *	20,000	942,600
Network Appliance, Inc. *	52,320	1,479,087
Synopsys, Inc. *	29,700	495,099
VeriSign, Inc. *	65,380	1,880,329
		5,970,067
Internet - 6.84%
eBAY, Inc. *	37,060	1,223,351
Yahoo!, Inc. *	20,000	693,000
		1,916,351
Medical - 12.44%
Advanced Neuromodulation Systems, Inc. *	15,000	595,200
Amgen, Inc. *	14,800	894,808
Genentech, Inc. *	14,000	1,123,920
Kyphon, Inc. *	25,000	869,750
		3,483,678
Pharmaceutical - 5.87%
Gilead Sciences, Inc. *	37,400	1,645,226

Retail-Electronics - 1.26%
CDW Corp. *	6,180	352,816

Retail-Restaurant/Specialty - 16.32%
P.F. Chang's China Bistro, Inc. *	21,950	1,294,611
Panera Bread Co., Class A *	14,000	869,190
Starbucks Corp. *	27,920	1,442,347
The Cheesecake Factory, Inc. *	27,800	965,494
		4,571,642
Retail-Other - 20.90%
Aeropostale, Inc. *	22,000	739,200
Bed Bath & Beyond, Inc. *	30,940	1,292,673
Chico's FAS, Inc. *	62,500	2,142,500
Kohl's Corp. *	18,685	1,044,678
Staples, Inc.	29,850	636,402
		5,855,453
Semiconductors - 0.18%
HPL Technologies, Inc. *	89,500	49,225

TOTAL COMMON STOCK
(Cost - $17,287,385)		27,778,736

SHORT TERM INVESTMENT - 1.13%
Bank of New York Hamilton Fund
(Cost - $315,511)	315,511	315,511

Total Investments - 100.29%
(Cost - $17,602,896)		28,094,247
Other Assets less Liabilities - (0.29%)		(81,686)
NET ASSETS - 100.00%		$ 28,012,561

*Non-income producing security.

At June 30, 2005, net unrealized appreciation on investment
securities, for federal income taxpurposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 12,276,706
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(1,785,355)
Net unrealized appreciation		$ 10,491,351

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2005

		Market
Security	Shares	Value
COMMON STOCK - 92.96%
Banks - 13.36%
Bank of America Corp.	1,089	$ 49,669
Citigroup, Inc.	1,059	48,958
SunTrust Banks, Inc.	681	49,195
		147,822
Chemicals - 13.35%
Dow Chemical Co.	1,133	50,452
Eastman Chemical Co.	898	49,525
E. I. Du Pont de Nemours & Co.	1,110	47,741
		147,718
Conglomerates - 13.50%
Berkshire Hathaway, Inc., Class B*	18	50,103
General Electric Co.	1,406	48,718
Honeywell International, Inc.	1,379	50,513
		149,334
Consumer Products- 4.50%
Kimberly-Clark Corp.	795	49,759

Food - 4.75%
Kraft Foods, Inc.	1,650	52,487

Machinery - 9.47%
Cummins, Inc.	711	53,048
Deere & Co.	790	51,737
		104,785
Medical - 9.36%
Bristol-Myers Squibb Co.	2,065	51,584
Genentech, Inc.	647	51,941
		103,525
Oil & Gas - 6.50%
Royal Dutch Petroleum Co.	572	37,123
Valero Energy Corp.	440	34,808
		71,931
Real Estate Investment Trust - 4.44%
Equity Office Properties Trust	1,483	49,087

Retail- Other - 4.57%
Chico's FAS, Inc.*	1,473	50,494

Textile-Apparel - 4.69%
Cherokee, Inc.	1,500	51,930

Tobacco - 4.47%
Altria Group, Inc.	765	49,465

TOTAL COMMON STOCK
(Cost - $1,032,401)		1,028,337

SHORT TERM INVESTMENT - 3.16%
Bank of New York Hamilton Fund
(Cost - $35,000)	35,000	35,000

Total Investments - 96.12%
(Cost - $1,067,401)		1,063,337
Other Assets less Liabilities - 3.88%		42,979
NET ASSETS - 100.00%		$ 1,106,316

*Non-income producing security.

At June 30, 2005, net unrealized depreciation on investment
securities, for federal income taxpurposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 15,338
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(19,402)
Net unrealized depreciation		$ (4,064)

Security Valuation – Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service as of the close of business on the date of valuation.  The pricing service generally uses the last reported sale price for exchange traded securities, and the NASDAQ official closing price (NOCP) for NASDAQ traded securities.  Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were not sales on the date of valuation are valued at the most recent bid price.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund's adviser or sub-adviser ("Fair Value" Pricing), subject to review by the Board of Directors.  Some of the general factors that the adviser or sub-adviser should consider in determining a valuation method for an individual issue of securities for which no market quotations are readily available include, but shall not be limited to:  the fundamental analytical data relating to the investment; the nature and duration of restrictions (if any) on disposition of the securities; and evaluation of the forces that influence the market in which these securities are purchased or sold. There were no securities which were Fair Valued during the quarter ended June 30, 2005.

Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

              /s/John P. Odell, Co-Chairman & Co-President

                  John P. Odell, Co-Chairman & Co-President

Date      8/11/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

              /s/John P. Odell, Co-Chairman & Co-President

                  John P. Odell, Co-Chairman & Co-President

Date      8/11/05

By (Signature and Title)

              /s/Steven W. Arnold, Co-Chairman, Co-President & Treasurer

                  Steven W. Arnold, Co-Chairman, Co-President & Treasurer

Date      8/11/05